PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
13.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consist of the following:

	As of December 31,
	2015	2016
Digital display network equipment	$8,341	$6,314
WIFI and network equipment	17,708	27,719
Gas station display network equipment	33,412	38,615
Software	9,959	9,174
Office property	-	5,805
Computer and office equipment	3,140	2,828
Vehicle	774	938
Leasehold improvement	218	607
Construction in progress	-	1,422
Furniture and fixture	1,092	1,123
	74,644	94,545
Less: accumulated depreciation and impairment	(26,305)	(33,540)

	$48,339	$61,005

Depreciation expense recorded for the years ended December 31, 2014, 2015 and 2016 were $5,832, $5,266 and $12,461, respectively. Due to the continuing losses and significant reduced revenue from operations, the Group recognized an impairment loss of nil, nil and $826 on gas station related equipment for the year ended December 31, 2014, 2015 and 2016.